QUARTERLY RESULTS (Unaudited) - Selected Unaudited Quarterly Data (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Oct. 29, 2017	Jul. 30, 2017	Apr. 30, 2017	Jan. 29, 2017	Oct. 30, 2016	Jul. 31, 2016	May 01, 2016	Jan. 31, 2016	Oct. 29, 2017	Oct. 30, 2016	Nov. 01, 2015
Quarterly Financial Information Disclosure [Abstract]
Gross profit	$ 116,305	$ 114,969	$ 100,839	$ 83,951	$ 120,849	$ 127,951	$ 89,375	$ 89,716	$ 416,064	$ 427,890	$ 372,316
Net income	17,490	18,221	16,974	2,039	19,001	23,715	2,420	5,892	54,724	51,027	17,818
Net income allocated to participating securities	(78)	(102)	(115)	(8)	(105)	(165)	(23)	(57)	(325)	(389)	(172)
Net income applicable to common shares	$ 17,412	$ 18,119	$ 16,859	$ 2,031	$ 18,896	$ 23,550	$ 2,397	$ 5,835	$ 54,399	$ 50,638	$ 17,646
Income (loss) per common share:
Basic (in dollars per share)	$ 0.25	$ 0.26	$ 0.24	$ 0.03	$ 0.27	$ 0.32	$ 0.03	$ 0.08	$ 0.77	$ 0.70	$ 0.24
Diluted (in dollars per share)	$ 0.25	$ 0.25	$ 0.24	$ 0.03	$ 0.27	$ 0.32	$ 0.03	$ 0.08	$ 0.77	$ 0.70	$ 0.24
Business Acquisition [Line Items]
Sales	$ 488,726	$ 469,385	$ 420,464	$ 391,703	$ 480,314	$ 462,353	$ 372,247	$ 370,014	$ 1,770,278	$ 1,684,928	$ 1,563,693
Income before income taxes									83,138	78,964	26,790
Gain on insurance recovery, net of tax			5,900
Gain on insurance recovery			9,600						(9,749)	0	0
Goodwill impairment, net of tax	3,700
Goodwill impairment	$ 6,000	$ 0	$ 0	$ 0					6,000	0	$ 0
CENTRIA
Business Acquisition [Line Items]
Goodwill impairment									$ 6,000
Immaterial error correction | CENTRIA
Quarterly Financial Information Disclosure [Abstract]
Net income					(800)					(500)
Business Acquisition [Line Items]
Income before income taxes					$ (500)					$ (800)